Operations (Details) $ in Millions	1 Months Ended	6 Months Ended	9 Months Ended
	Apr. 30, 2014 USD ($)	Jun. 30, 2021 Vote	Sep. 30, 2021 Vote
Class A ordinary shares
Operations
Number of votes each share is entitled to		1	1
Number of Class A shares converted from Class B shares		1	1
Class B ordinary shares
Operations
Number of votes each share is entitled to		3	3
IPO | Class A ordinary shares
Operations
Proceeds from IPO | $	$ 306.5
Weimeng
Operations
Percentage of Direct/Indirect Economic Interest in VIEs		99.00%	99.00%
Weimeng Chuangke
Operations
Percentage of Direct/Indirect Economic Interest in VIEs		100.00%	100.00%
Weibo Interactive
Operations
Percentage of Direct/Indirect Economic Interest in VIEs		100.00%	100.00%
Weibo HK
Operations
Percentage of Direct/Indirect Economic Interest		100.00%	100.00%
Weibo Technology
Operations
Percentage of Direct/Indirect Economic Interest		100.00%	100.00%
WB Online
Operations
Percentage of Direct/Indirect Economic Interest		100.00%	100.00%
Weishichangmeng
Operations
Percentage of Direct/Indirect Economic Interest		100.00%	100.00%